Trade and Other Payables	12 Months Ended
Jun. 30, 2024
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES	8. TRADE AND OTHER PAYABLES Trade and other payable consist of:
	June 30, 2024	June 30, 2023
Trade payable	$575,268	$1,391,525
Accrued liabilities	588,568	889,028
	$1,163,836	$2,280,553